14005874

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAR 25 2014

Washington, DC 20549

CERT NAS
File No. 001-36362

By Electronic Mail

March 25, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 19, 2014 The Nasdaq Stock Market (the "Exchange") received from BioLife Solutions, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

The NASDAQ OMX Group · 805 King Farm Blvd. · Rockville, MD 20850 · USA · www.nasdaqomx.com